Fair Value Measurements, Nonrecurring (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Summary Of Significant Accounting Policies Fair Value Measurements, Nonrecurring 1	$ 0
Summary Of Significant Accounting Policies Fair Value Measurements, Nonrecurring 2	(125.00%)
Summary Of Significant Accounting Policies Fair Value Measurements, Nonrecurring 3	142.00%
Summary Of Significant Accounting Policies Fair Value Measurements, Nonrecurring 4	22.57%